Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill and Other Intangible Assets

	As of December 31, 2022	As of December 31, 2021
	(In thousands)
Balances not subject to amortization
Goodwill	$557,635	$557,635
Balances subject to amortization
Core deposits	10,374	11,572
Total goodwill and other intangible assets	$568,009	$569,207

Schedule of Goodwill Carrying Value
The changes in the carrying value of goodwill for the banking business for the periods indicated were as follows:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
	(In thousands)
Balance at beginning of year	$557,635	$298,611
Goodwill recorded during the year (1)	—	259,024
Goodwill disposed of during the year	—	—
Balance at end of year	$557,635	$557,635
(1)The goodwill recorded during the year ended December 31, 2021 relates to the acquisition of Century. For additional information refer to Note 3, Mergers and Acquisitions.

Summary of Carrying Amount and Accumulated Amortization of Other Intangible Assets
The following table sets forth the carrying amount of the Company’s core deposit intangible asset, net of accumulated amortization, for the banking business as of the dates indicated below:

	As of December 31,
	2022			2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)
Core deposit intangible	$15,969	$(5,595)	$10,374	$18,212	$(6,640)	$11,572
Total	$15,969	$(5,595)	$10,374	$18,212	$(6,640)	$11,572

Schedule of Amortization Expense
The estimated amortization expense related to the Company’s core deposit intangible asset for each of the five succeeding years and thereafter is as follows:

Year	(In thousands)
2023	$1,163
2024	1,163
2025	1,163
2026	1,163
2027	1,163
Thereafter	4,559
Total amortization expense	$10,374